Business Combination (Detail)	12 Months Ended
Dec. 31, 2015 USD ($)
Purchase Price Allocation [Line Items]
Fair value of assumed equity allocated to purchase consideration	$ 10,985,867
Total purchase consideration	10,985,867
Goodwill	8,858,504
Intangible asset contract rights	1,342,000
Other assets acquired	816,045
Liabilities assumed	(30,682)
Total purchase allocation	$ 10,985,867